Business Combination Details of Business combination (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2016 KRW (₩)
Business combination in 2016
Disclosure of business combinations [Line Items]
Name of acquirer
I. Consideration
Cash and Cash equivalents	₩ 181,075
II. Identifiable assets and liabilities
Cash and Cash equivalents	48,774
AFS financial assets	2,125
Loan and receivables	282,317
Property and equipment	651
Intangible assets	205
Other assets	8,792
Sub-total	342,864
Deposits	148,521
Allowance for credit losses	352
Other liabilities	3,655
Sub-total	152,528
Fair value of identifiable net asset	190,336
III. Non-controlling interest	17,118
IV. Goodwill	₩ 7,857
Woori Wealth Bank in Philippines
Disclosure of business combinations [Line Items]
Name of acquirer	Woori Bank
Name of acquiree	Wealth Development Bank, a savings bank in Philippines
Description of acquiree	The Group acquired 51% interest ownership in Wealth Development Bank, a savings bank in Philippines, in October 2016. As the residual shares of 49% is owned by Viscal group, which operates retail businesses.
Date of acquisition	Oct-16
Percentage of voting equity interests acquired	51.00%
Description of primary reasons for business combination	The Group plans to expand its business operation through retail channels of Viscal group.
I. Consideration
Cash and Cash equivalents	₩ 25,675
II. Identifiable assets and liabilities
Cash and Cash equivalents	48,774
AFS financial assets	2,125
Loan and receivables	126,917
Property and equipment	651
Intangible assets	205
Other assets	8,792
Sub-total	187,464
Deposits	148,521
Allowance for credit losses	352
Other liabilities	3,655
Sub-total	152,528
Fair value of identifiable net asset	34,936
III. Non-controlling interest	17,118
IV. Goodwill	₩ 7,857
Woori Bank Vietnam Limited
Disclosure of business combinations [Line Items]
Name of acquirer	Woori Bank
Name of acquiree	Woori Bank Vietnam Limited
Description of acquiree	The Group established Woori Bank Vietnam (capitalized at 3 trillion VND) in October 2016, upon the approval from Vietnam Central Bank and commenced its operation on January 3, 2017.
Date of acquisition	Oct-16
Description of primary reasons for business combination	The Group has been operating two branches in Hanoi and Ho Chi Minh, and newly established the subsidiary in order for further expansion of its retail banking business in Vietnam.
I. Consideration
Cash and Cash equivalents	₩ 155,400
II. Identifiable assets and liabilities
Loan and receivables	155,400
Sub-total	155,400
Fair value of identifiable net asset	₩ 155,400